Income Tax (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 HKD ($)
Income Tax [Line Items]
Assessable profits (in Dollars)	¥ (435,811,746)		¥ (408,985,210)		¥ (872,926,433)
Provision profits tax (in Dollars)	¥ 483,675		¥ 2,115,015		¥ 97,241
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Valuation allowance	¥ 528,140,664		¥ 482,127,651		¥ 418,748,714
Tax payments	100,000
Expiration Period Ending 2026 [Member]
Income Tax [Line Items]
Operating loss carryforwards subject to expire	358,250,929
Expiration Period Ending 2027 [Member]
Income Tax [Line Items]
Operating loss carryforwards subject to expire	337,288,497
Expiration Period Ending 2028 [Member]
Income Tax [Line Items]
Operating loss carryforwards subject to expire	414,092,648
Expiration Period Ending 2029 [Member]
Income Tax [Line Items]
Operating loss carryforwards subject to expire	400,980,822
Expiration Period Ending 2030 [Member]
Income Tax [Line Items]
Operating loss carryforwards subject to expire	¥ 269,166,306
Hong Kong [Member]
Income Tax [Line Items]
Profits tax rate, percentage	16.50%	16.50%
Provision profits tax (in Dollars) | $
Income tax assessable profits (in Dollars) | $
Hong Kong [Member] | Prior to Tax [Member]
Income Tax [Line Items]
Profits tax rate, percentage	8.25%	8.25%
Assessable profits (in Dollars) | $		$ 2
Hong Kong [Member] | After Tax [Member]
Income Tax [Line Items]
Profits tax rate, percentage	16.50%	16.50%
China [Member]
Income Tax [Line Items]
Statutory income tax rate	25.00%	25.00%
Paid income taxes	¥ 1,542,076
Operating losses carry forwards	¥ 1,779,779,202
China [Member] | After Tax [Member]
Income Tax [Line Items]
Statutory income tax rate	25.00%	25.00%